Shareholder Report, Line Graph (Details) - USD ($)						1 Months Ended		2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended		11 Months Ended	12 Months Ended	13 Months Ended	20 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	71 Months Ended	72 Months Ended	83 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Oct. 01, 2020	Dec. 04, 2018	Oct. 31, 2015	Mar. 31, 2025	Oct. 31, 2020	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2019	Oct. 31, 2016	Oct. 31, 2021	Oct. 31, 2025	Oct. 31, 2020	Oct. 31, 2017	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2018	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2019	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2020	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2021	Oct. 31, 2025	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000004836
Account Value [Line Items]
Accumulated Value					$ 10,000												$ 10,073				$ 12,270			$ 12,957			$ 14,984			$ 17,579			$ 24,569		$ 19,325	$ 21,387	$ 28,946	$ 32,760
C000004835
Account Value [Line Items]
Accumulated Value					10,000												10,193				11,897			11,772			13,293			14,221			19,005		14,487	15,559	20,974	25,001
C000004834
Account Value [Line Items]
Accumulated Value					10,000												10,513				12,368			12,045			13,182			13,961			18,446		13,391	13,320	16,818	19,134
C000257451
Account Value [Line Items]
Accumulated Value	$ 10,000					$ 9,580		$ 9,630	$ 10,150	$ 10,570	$ 10,690	$ 10,890	$ 11,140	$ 11,280
C000221944
Account Value [Line Items]
Accumulated Value			$ 10,000				$ 9,990											$ 10,580				$ 8,697			$ 8,606			$ 9,761			$ 10,470
C000004833
Account Value [Line Items]
Accumulated Value					10,000												10,208				10,198			10,048			10,893			11,463			11,323		10,146	10,265	11,093	11,719
C000248048
Account Value [Line Items]
Accumulated Value		$ 10,000													$ 10,368				$ 10,883
C000004838
Account Value [Line Items]
Accumulated Value					$ 10,000												$ 10,205				$ 10,250			$ 10,114			$ 10,815			$ 11,180			$ 11,175		$ 10,271	$ 10,409	$ 11,069	$ 11,516
C000206042
Account Value [Line Items]
Accumulated Value				$ 10,000												$ 10,478				$ 10,823			$ 10,818			$ 9,984			$ 10,168			$ 10,800		$ 11,249
C000206043
Account Value [Line Items]
Accumulated Value				$ 10,000												$ 10,536				$ 10,819			$ 10,879			$ 10,039			$ 10,197			$ 10,833		$ 11,239